Document And Entity Information	Jun. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2026
Entity Registrant Name	Septerna, Inc.
Entity Central Index Key	0001984086
Entity Emerging Growth Company	true
Entity File Number	001-42382
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3891440
Entity Address, Address Line One	250 East Grand Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	338-3533
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SEPN
Security Exchange Name	NASDAQ